FAIR VALUE MEASUREMENT - Movements of level 3 fair value measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment	$ (600,000)	$ 0	$ (755,524)
Foreign currency translation adjustment	1,839,022	3,752,464	(321,433)
Fair Value, Nonrecurring | Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value measurements	3,924,051	3,980,806
Additions during the year	1,000,000
Net unrealized gains	2,871,477	41,149
Impairment		(150,978)
Foreign currency translation adjustment	19,227	53,074
Assets, Fair value measurements	$ 7,814,755	$ 3,924,051	$ 3,980,806